ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

($ thousands)	December 31, 2019	December 31, 2018
Accrued revenue	$142,048	$118,821
Accounts receivable – trade	37,736	30,252
Allowance for doubtful accounts	(3,665)	(3,867)
Total accounts receivable, net of allowance for doubtful accounts	$176,119	$145,206